Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–152.25%(a)
Alabama–1.93%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$225	$187,272

Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,507,026

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(c)	5.50%	01/01/2043	1,725	1,000,500

Jefferson (County of), AL; Series 2013 A, Revenue Wts. (INS - AGM)(d)	5.50%	10/01/2053	1,155	1,172,952

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,745	3,892,931

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	1,495	1,455,916

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,488,913

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	825	750,881

				11,456,391

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	372,219

Arizona–3.12%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	1,032	951,959

Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,195	1,112,850

Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	441,544

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	820	748,683

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,087,902

Series 2017, Ref. RB	5.00%	11/15/2045	890	701,875

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	225	205,048

Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(d)	5.00%	07/01/2046	3,010	3,243,948

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	500	505,506

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	360	318,687

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	1,190	1,063,380

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,050	737,373

Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	3,300	3,617,462

Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	770	816,587

Series 2007, RB	5.00%	12/01/2037	1,805	1,916,474

Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,069,974

				18,539,252

Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	614,960

California–14.22%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(f)	0.00%	08/01/2028	800	698,369

California (State of);
Series 2020, GO Bonds (INS - BAM)(d)	3.00%	11/01/2050	1,680	1,343,727

Series 2022, Ref. GO Bonds	4.00%	04/01/2042	3,215	3,269,163

Series 2023, GO Bonds	5.25%	09/01/2053	3,300	3,704,003

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(e)	5.00%	04/01/2049	835	655,371

California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	273,048

California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(f)	0.00%	06/01/2055	11,000	1,003,397

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$55	$55,791

Series 2020 B-2, Ref. RB(f)	0.00%	06/01/2055	1,670	275,059

California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021, Ref. RB	5.00%	08/15/2051	4,285	4,608,124

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	3,803,579

California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	4,086	3,865,921

Series 2023-1, RB	4.38%	09/20/2036	837	810,123

California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	1,940	2,036,714

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	190	167,323

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,381,370

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(g)	5.00%	12/31/2036	1,675	1,725,957

Series 2018 A, RB(g)	5.00%	12/31/2047	2,010	2,024,421

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(g)	4.00%	07/15/2029	835	808,534

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	250	228,622

California (State of) Pollution Control Financing Authority;
Series 2012, RB(e)(g)	5.00%	07/01/2027	945	945,798

Series 2012, RB(e)(g)	5.00%	07/01/2030	220	220,161

Series 2012, RB(e)(g)	5.00%	07/01/2037	2,280	2,280,463

Series 2012, RB(e)(g)	5.00%	11/21/2045	2,675	2,657,316

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,005	975,867

California State University;
Series 2019 A, RB	5.00%	11/01/2044	2,480	2,667,095

Series 2019 A, RB(h)	5.00%	11/01/2049	2,120	2,259,018

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	840	563,524

CSCDA Community Improvement Authority (Oceanaire-Long Beach Social Bonds); Series 2021 A-2, RB(e)	4.00%	09/01/2056	840	584,407

CSCDA Community Improvement Authority (Parallel-Anaheim Social Bonds); Series 2021, RB(e)	4.00%	08/01/2056	500	364,192

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	375	362,191

Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(f)	0.00%	06/01/2066	2,785	290,615

Los Angeles (City of), CA Department of Airports (Green Bonds);
Series 2022 G, RB(g)	5.50%	05/15/2035	1,750	2,010,824

Series 2022 G, RB(g)	5.50%	05/15/2037	750	846,904

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(h)	5.00%	07/01/2050	2,340	2,505,045

Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(d)	5.00%	08/01/2050	1,235	1,302,573

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	585	719,428

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(i)	6.25%	08/01/2043	2,010	1,913,741

Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(d)	4.25%	08/01/2053	3,075	3,088,384

Regents of the University of California Medical Center; Series 2022 P, RB(h)(j)	4.00%	05/15/2053	5,435	5,233,065

Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2047	1,305	1,434,372

Series 2022 A, GO Bonds (INS - BAM)(d)	5.50%	08/01/2052	1,590	1,737,735

San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,065	1,974,656

Series 2021 A, RB	5.00%	07/01/2056	2,010	2,137,712

Series 2023 B, RB(g)	5.00%	07/01/2048	2,475	2,576,340

San Francisco (City & County of), CA Airport Commission; Series 2019 E, RB(g)	5.00%	05/01/2038	680	708,591

San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(g)	5.00%	05/01/2050	2,360	2,401,487

Series 2021 A, Ref. RB(g)	5.00%	05/01/2036	610	656,912

San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2049	3,690	3,717,016

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(f)	0.00%	06/01/2041	3,485	1,253,942

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
Western Placer Unified School District; Series 2017, Ref. COP (INS - AGM)(d)	4.00%	08/01/2049	$1,360	$1,339,432

				84,467,422

Colorado–5.80%
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	751,831

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	920,986

Bromley Park Metropolitan District No 2; Series 2023, Ref. GO Bonds (INS - BAM)(d)	5.38%	12/01/2053	610	654,183

Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	1,680	1,509,050

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	582,929

Series 2022, RB	6.50%	12/01/2053	585	587,598

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	685,260

Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,670	1,713,574

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	3,680	3,757,463

Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,472,674

Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	245	227,758

Series 2007 A, RB	5.30%	07/01/2037	170	131,924

Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	920,535

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	492,063

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	411,051

Denver (City & County of), CO;
Series 2018 A, Ref. RB(g)	5.00%	12/01/2048	5,260	5,343,674

Series 2018 A, Ref. RB(g)	5.25%	12/01/2048	1,735	1,786,402

Series 2018 A-2, RB(f)	0.00%	08/01/2034	1,325	842,507

Series 2022 A, RB(g)	5.00%	11/15/2036	945	1,030,962

Series 2022 A, RB(g)	5.00%	11/15/2047	2,500	2,607,571

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	393,404

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	735	702,788

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	787	627,755

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	755	765,652

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	664,764

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	464,609

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	353,671

Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	466,083

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	524,908

White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	458,625

Series 2023, GO Bonds	8.00%	12/15/2035	608	584,023

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,335	807,563

Series 2021 A-2, RB(i)	4.50%	12/01/2041	2,065	1,208,623

				34,452,463

District of Columbia–3.71%
District of Columbia;
Series 2014 C, GO Bonds(h)(k)	5.00%	06/01/2035	6,890	6,949,920

Series 2022 A, RB	5.00%	07/01/2047	1,670	1,812,788

Series 2023 A, RB	5.25%	05/01/2048	2,435	2,699,843

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	609,636

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	3,298,231

Metropolitan Washington Airports Authority; Series 2017, Ref. RB(g)	5.00%	10/01/2042	2,675	2,732,493

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,504,406

Washington (State of) Metropolitan Area Transit Authority (Sustainability Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,185	2,403,268

				22,010,585

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–9.76%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	$1,075	$701,190

Series 2022 B, RB(e)	6.50%	11/15/2033	100	84,604

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	451,666

Broward (County of), FL;
Series 2019 A, RB(g)	5.00%	10/01/2049	1,325	1,347,425

Series 2019 B, RB(g)	4.00%	09/01/2044	835	800,170

Series 2022 A, RB(h)(j)	4.00%	10/01/2047	3,350	3,341,600

Series 2022, RB	5.00%	01/01/2047	1,675	1,801,907

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	3,340	3,180,671

Cape Coral (City of) FL; Series 2023, Ref. RB (INS - BAM)(d)	5.60%	03/01/2048	1,215	1,322,794

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB(c)(e)	7.75%	05/15/2035	970	31,021

Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,360	1,369,290

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,224,839

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(e)(g)	7.38%	01/01/2049	670	672,926

Fort Lauderdale (City of), FL;
Series 2023 A, RB	5.50%	09/01/2053	2,520	2,833,531

Series 2023, RB	5.50%	09/01/2053	1,460	1,641,649

Greater Orlando Aviation Authority;
Series 2017 A, RB(g)	5.00%	10/01/2052	685	691,936

Series 2019 A, RB(g)	4.00%	10/01/2044	2,500	2,346,284

Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,585	1,710,235

Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(g)	5.00%	10/01/2048	2,475	2,518,399

Jacksonville (City of) FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	2,430	2,682,372

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	579,438

Series 2020 A, Ref. RB	5.75%	08/15/2050	285	245,540

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	894,786

Lee (County of), FL;
Series 2021 B, RB(g)	5.00%	10/01/2034	1,030	1,120,116

Series 2022, RB	5.25%	08/01/2049	1,675	1,772,100

Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(d)	5.00%	03/15/2052	1,985	2,104,155

Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,150,159

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	939,038

Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2048	3,325	3,200,668

Series 2022 A, Ref. RB(g)	5.25%	10/01/2052	505	526,198

Series 2023 A, Ref. RB(g)	5.00%	10/01/2047	840	860,653

Subseries 2021 A-2, Ref. RB (INS - AGM)(d)	4.00%	10/01/2049	2,520	2,356,099

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,605	2,605,677

Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,345	2,475,421

Osceola (County of), FL;
Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2050	2,000	440,559

Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2052	450	88,058

Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2053	445	82,050

Series 2020 A-2, Ref. RB(f)	0.00%	10/01/2054	385	66,874

Reunion East Community Development District; Series 2005, RB(c)(l)	5.80%	05/01/2036	235	2

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,670	1,541,527

South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	764,136

Sterling Hill Community Development District; Series 2003 A, RB(l)(m)	6.20%	05/01/2035	735	345,629

Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,458

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,304,392

Tampa (City of), FL; Series 2020 A, RB(f)	0.00%	09/01/2049	3,340	781,391

				57,999,633

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–2.52%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	$2,860	$2,736,213

Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(h)(j)	4.00%	07/01/2044	3,345	3,244,851

Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(n)	2.40%	11/01/2052	955	955,000

Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,164,477

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	598,912

Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,873,273

Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,240	1,217,127

Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,260	1,196,166

				14,986,019

Idaho–0.34%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	355	307,720

Series 2017 A, Ref. RB	5.25%	11/15/2037	500	410,080

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(e)	3.75%	09/01/2051	1,675	1,284,589

				2,002,389

Illinois–9.90%
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	461	459,136

Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,054,947

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,195,422

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	341,268

Series 2014, RB	5.00%	11/01/2039	860	864,356

Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,415,936

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,108,455

Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(l)	7.46%	02/15/2026	424	309,863

Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(g)	5.00%	01/01/2030	4,500	4,501,072

Series 2017 D, RB	5.00%	01/01/2052	1,465	1,483,427

Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,710,594

Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	759,055

Series 2018 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	12/01/2035	650	670,387

Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(b)(g)(k)	5.50%	02/06/2024	2,650	2,656,329

Series 2014 A, Ref. RB(g)	5.00%	01/01/2041	1,250	1,250,043

Chicago (City of), IL Park District;
Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2035	1,000	1,013,664

Series 2020 D, GO Bonds (INS - BAM)(d)	4.00%	01/01/2038	1,330	1,315,300

Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	525	492,229

Illinois (State of);
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,250,358

Series 2014, GO Bonds	5.00%	05/01/2035	450	450,683

Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,211,423

Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,138,705

Series 2017 C, GO Bonds	5.00%	11/01/2029	265	278,545

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,162,977

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,296,777

Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,514,097

Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(g)	8.00%	06/01/2032	360	360,246

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(k)	5.00%	09/01/2024	1,430	1,447,819

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	51,174

Series 2019 A, Ref. RB	5.00%	11/01/2049	1,220	962,756

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,112,508

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	888	483,343

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	$1,000	$897,661

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	154,885

Series 2017, Ref. RB	5.25%	02/15/2037	195	194,617

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	2,200	2,233,743

Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(d)	5.25%	06/15/2031	1,205	1,213,953

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(h)	5.00%	01/01/2038	3,875	3,875,213

Series 2013 A, RB	5.00%	01/01/2038	2,990	2,990,164

Series 2014 B, RB	5.00%	01/01/2037	5,950	5,953,617

				58,836,747

Indiana–1.11%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(d)	5.63%	07/15/2053	2,435	2,664,138

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,540	1,548,579

Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(g)	5.75%	08/01/2042	240	240,011

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(g)	6.75%	01/01/2034	1,500	1,502,355

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(g)	4.40%	06/10/2031	620	623,355

				6,578,438

Iowa–1.46%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	428,595

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,245	1,189,978

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)	5.00%	12/01/2042	2,740	2,741,952

Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,310,343

Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,200	1,166,322

PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,805	1,831,466

				8,668,656

Kentucky–1.28%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(g)	4.70%	01/01/2052	670	619,866

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(o)	4.70%	02/01/2025	710	710,589

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	12/01/2047	530	530,126

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,118,324

Series 2015 A, RB	5.00%	07/01/2040	985	988,182

Series 2015 A, RB	5.00%	01/01/2045	1,335	1,335,510

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,267,349

Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	1,013,201

				7,583,147

Louisiana–0.82%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGM)(d)	4.00%	12/01/2042	1,000	981,460

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	830	712,393

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	2,680	2,691,203

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2048	495	508,769

				4,893,825

Maryland–0.71%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	386,904

Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	995	1,006,480

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	$375	$352,853

Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(g)	5.25%	06/30/2052	1,540	1,564,826

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	890,422

				4,201,485

Massachusetts–2.80%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(d)	5.50%	08/01/2030	1,500	1,739,917

Series 2023, RB	5.00%	06/01/2053	4,585	4,933,544

Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	690	734,838

Massachusetts (Commonwealth of) Development Finance Agency (Atrius Health); Series 2015, Ref. RB	5.00%	01/01/2041	1,205	1,208,940

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,455	1,526,467

Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(h)	5.50%	07/01/2032	2,500	3,079,967

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2035	270	254,910

Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/2026	400	425,215

Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(g)	5.00%	07/01/2040	1,000	1,040,130

Series 2021 E, RB(g)	5.00%	07/01/2046	1,060	1,096,108

Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(d)	5.25%	08/01/2031	500	590,432

				16,630,468

Michigan–4.31%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	218,058

Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)	5.00%	07/01/2048	2,110	2,113,038

Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,800	3,072,581

Series 2023, RB	5.50%	11/15/2049	3,120	3,541,050

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(h)	5.00%	04/15/2041	2,865	2,934,659

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(d)	5.00%	07/01/2032	2,500	2,513,333

Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	627,803

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	628,688

Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	152,862

Series 2020, Ref. RB	5.00%	06/01/2045	490	421,730

Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2017 MI, RB(h)(j)(k)	5.00%	12/01/2046	3,890	3,932,826

Series 2017, Ref. RB	4.00%	12/01/2040	860	845,927

Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	2,033,422

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(g)	4.00%	10/01/2026	2,020	1,979,235

Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(g)	5.00%	06/30/2030	545	570,274

				25,585,486

Minnesota–0.34%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	236,506

Series 2017 A, Ref. RB	4.38%	07/01/2052	500	381,231

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	599,477

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	487,982

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	$425	$310,291

				2,015,487

Mississippi–0.11%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	659,207

Missouri–2.05%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	751,453

Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,517,935

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(g)	5.00%	03/01/2046	4,740	4,790,897

Series 2019 B, RB (INS - AGM)(d)(g)	5.00%	03/01/2049	1,005	1,020,492

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	376,038

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	991,502

Series 2019, Ref. RB	5.00%	02/01/2048	330	300,275

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,698,184

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	770	750,214

				12,196,990

Nebraska–1.40%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	205	218,913

Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,896,656

Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	825	849,362

Nebraska Investment Finance Authority; Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,030	1,065,325

Omaha (City of), NE Public Power District; Series 2022, RB(h)(j)	5.25%	02/01/2052	2,075	2,265,423

				8,295,679

Nevada–1.55%
Clark (County of), NV Water Reclamation District; Series 2023, GO Bonds	5.00%	07/01/2053	5,185	5,543,579

Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	3,705	3,661,281

				9,204,860

New Hampshire–0.68%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	303	291,450

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,640	1,604,012

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,144,751

New Hampshire (State of) Housing Finance Authority; Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,000	1,017,033

				4,057,246

New Jersey–8.34%
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(d)(f)	0.00%	02/01/2025	1,845	1,768,723

Series 1998, COP (INS - AGM)(d)(f)	0.00%	02/01/2028	2,850	2,461,829

Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(d)	5.50%	10/01/2028	1,000	1,128,573

Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(d)(f)	0.00%	11/01/2025	2,000	1,875,804

Series 2005 A, RB (INS - AGM)(d)	5.75%	11/01/2028	1,000	1,069,613

New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(d)(h)	5.25%	07/01/2026	7,000	7,378,673

Series 2005 N-1, Ref. RB (INS - AMBAC)(d)	5.50%	09/01/2026	1,500	1,597,106

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(g)	5.25%	09/15/2029	455	455,246

Series 2012, RB(g)	5.75%	09/15/2027	450	450,087

New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	988,751

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	5.00%	06/15/2033	1,460	1,622,834

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(g)	5.13%	01/01/2034	$1,250	$1,250,216

Series 2013, RB(g)	5.38%	01/01/2043	1,250	1,250,970

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,835	3,502,430

New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(f)	0.00%	12/15/2039	6,000	2,941,657

Series 2010 A, RB(f)	0.00%	12/15/2030	1,600	1,248,671

Series 2010 A, RB(f)	0.00%	12/15/2031	3,000	2,253,959

Series 2018 A, RN(h)(j)	5.00%	06/15/2029	1,590	1,657,787

Series 2018 A, RN(h)(j)	5.00%	06/15/2030	550	573,127

Series 2018 A, RN(h)(j)	5.00%	06/15/2031	1,005	1,046,388

Series 2021 A, Ref. RB	5.00%	06/15/2033	495	555,441

Series 2022, RB	5.25%	06/15/2046	1,430	1,538,519

New Jersey (State of) Turnpike Authority; Series 2005 A, Ref. RB (INS - AGM)(d)	5.25%	01/01/2027	705	756,182

Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(d)(f)	0.00%	09/01/2032	5,000	3,681,668

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,935	2,952,565

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,703,411

Series 2018 B, Ref. RB	5.00%	06/01/2046	1,845	1,850,138

				49,560,368

New Mexico–0.57%
New Mexico (State of) Finance Authority; Series 2023 A-2, RB	5.25%	06/01/2053	2,955	2,994,617

Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	398,883

				3,393,500

New York–22.03%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(e)(g)	5.25%	12/31/2033	400	353,415

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,505,042

Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	2,525	2,462,043

Metropolitan Transportation Authority; Series 2013 B, RB(b)(k)	5.00%	01/08/2024	1,850	1,852,782

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	2,001,237

Series 2020 A-1, RB (INS - AGM)(d)	4.00%	11/15/2041	2,000	1,945,620

Series 2020 A-1, RB (INS - BAM)(d)	4.00%	11/15/2053	395	361,468

Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,380,526

New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(d)	5.38%	03/01/2028	1,240	1,309,013

Series 2020 221, RB(g)	4.00%	07/15/2055	2,345	2,106,729

Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,645	1,707,897

New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	2,470	2,649,552

Subseries 2022 D-1, RB(h)	5.25%	05/01/2038	1,355	1,540,777

Subseries 2022 D-1, RB(h)	5.25%	05/01/2042	2,305	2,566,038

Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,505	1,659,708

New York (City of), NY Municipal Water Finance Authority;
Series 2012, VRD RB(n)	3.25%	06/15/2046	4,950	4,950,000

Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,637,067

Series 2020 BB-1, RB	5.00%	06/15/2050	3,240	3,439,273

Series 2020, Ref. RB	5.00%	06/15/2050	1,635	1,735,559

Series 2021, VRD RB(n)	1.90%	06/15/2045	3,300	3,300,000

New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	860	846,337

Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,453,961

Series 2024 B, RB	4.38%	05/01/2053	2,145	2,152,465

Subseries 2013, RB	5.00%	11/01/2038	5,010	5,012,298

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	$1,240	$1,327,015

Series 2018 E, RB(h)	5.00%	03/15/2046	5,715	5,985,296

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2047	1,945	1,875,684

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,438,761

New York (State of) Power Authority; Series 2020 A, RB(h)	4.00%	11/15/2045	3,675	3,636,751

New York (State of) Power Authority (Green Bonds); Series 2020, RB(h)	4.00%	11/15/2055	4,185	4,032,555

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(d)	5.00%	11/15/2053	1,705	1,826,720

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,400	4,976,310

Series 2019 B, RB (INS - AGM)(d)(h)(j)	4.00%	01/01/2050	2,625	2,544,326

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,458,620

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	285	261,448

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,237,912

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	5,735	5,589,507

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	3,350	3,262,221

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(g)	5.25%	08/01/2031	520	534,544

Series 2020, Ref. RB(g)	5.38%	08/01/2036	940	944,364

Series 2023, RB(g)	5.38%	06/30/2060	2,115	2,116,865

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(g)	5.00%	08/01/2026	1,000	1,000,038

Series 2016, Ref. RB(g)	5.00%	08/01/2031	1,440	1,439,904

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(g)	5.00%	01/01/2033	2,100	2,127,151

Series 2018, RB(g)	5.00%	01/01/2034	2,320	2,348,265

Series 2018, RB(g)	5.00%	01/01/2036	1,860	1,873,016

Series 2020, RB(g)	5.00%	10/01/2040	2,005	1,996,848

Series 2020, RB(g)	4.38%	10/01/2045	1,175	1,060,674

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(g)	5.00%	07/01/2046	3,235	3,206,999

Series 2016 A, RB(g)	5.25%	01/01/2050	1,775	1,775,042

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(g)	5.00%	12/01/2038	1,870	1,950,610

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	690	679,272

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,761,554

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	791,440

Series 2021 A, RB	5.00%	11/15/2056	1,135	1,200,091

Series 2022, RB(h)	5.00%	05/15/2051	5,475	5,795,073

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	1,886,642

				130,870,325

North Carolina–0.33%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 G, VRD RB(n)	2.10%	01/15/2048	445	445,000

Raleigh (City of), NC Combined Enterprise System; Series 2023, Ref. RB	4.00%	09/01/2053	1,545	1,513,752

				1,958,752

North Dakota–0.56%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	2,350	1,935,975

Series 2017 C, RB	5.00%	06/01/2053	1,745	1,380,849

				3,316,824

Ohio–5.81%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,657,479

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	$5,290	$4,635,648

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	7,845	6,931,385

Series 2020 B-3, Ref. RB(f)	0.00%	06/01/2057	8,605	884,397

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	1,100	1,100,063

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(g)	5.38%	09/15/2027	805	805,049

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	645	643,534

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,140	1,145,485

Series 2017, Ref. RB	5.50%	02/15/2052	845	855,141

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,461,094

Hamilton (County of), OH; Series 2000 B, RB (INS - AMBAC)(d)(f)	0.00%	12/01/2023	2,000	2,000,000

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,790,440

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,490	1,330,672

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(c)(e)	6.00%	04/01/2038	1,410	408,900

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	845,752

Ohio (State of); Series 2014, Ref. VRD RB(n)	3.80%	01/15/2045	2,000	2,000,000

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,249,796

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(g)	4.25%	01/15/2038	585	553,411

Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(g)	5.85%	09/20/2028	285	285,207

Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(d)(f)	0.00%	02/15/2030	1,000	800,370

Ohio State University (The);
Series 2010 D, RB(k)	5.00%	12/01/2030	45	51,195

Series 2010 D, RB	5.00%	12/01/2030	955	1,087,111

				34,522,129

Oklahoma–1.30%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	3,780	3,660,115

Series 2018 B, RB	5.50%	08/15/2057	1,240	1,190,702

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(c)	5.00%	08/01/2052	1,945	1,945

Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,155	1,277,137

Oklahoma (State of) Water Resources Board (2019 Master Trust);
Series 2023, RB	4.00%	04/01/2048	720	710,983

Series 2023, RB	4.13%	04/01/2053	895	858,909

				7,699,791

Ontario–0.14%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	838	838,698

Oregon–1.21%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	444,169

Oregon (State of); Series 2019, GO Bonds(h)(j)	5.00%	08/01/2044	3,350	3,577,565

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(g)	5.50%	07/01/2053	1,425	1,538,464

Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(g)	5.00%	07/01/2052	1,605	1,655,092

				7,215,290

Pennsylvania–4.18%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(d)(g)	5.50%	01/01/2048	1,340	1,450,383

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,709,506

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(d)(f)	0.00%	10/01/2036	650	376,080

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	495,441

Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	515	528,983

Series 2021, RB	5.00%	11/01/2051	685	702,558

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(g)	5.25%	06/30/2053	$2,015	$2,081,368

Series 2022, RB (INS - AGM)(d)(g)	5.00%	12/31/2057	1,010	1,021,717

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	660	648,003

Series 2023 A-2, RB	4.00%	05/15/2048	545	497,681

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	990	1,015,397

Series 2014 A-2, RB(i)	5.13%	12/01/2039	2,000	2,027,800

Series 2019 A, RB	5.00%	12/01/2049	220	229,313

Series 2020 B, RB	5.00%	12/01/2050	595	627,339

Series 2021 A, RB	4.00%	12/01/2050	1,250	1,173,717

Philadelphia (City of), PA;
Series 2017 B, Ref. RB(g)	5.00%	07/01/2042	5,295	5,402,051

Series 2017 B, Ref. RB(g)	5.00%	07/01/2047	525	531,618

Series 2021, Ref. RB (INS - AGM)(d)(g)	4.00%	07/01/2041	1,230	1,177,308

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,755,300

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	400	361,423

				24,812,986

Puerto Rico–5.54%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,975	2,982,518

Series 2002, RB	5.63%	05/15/2043	1,490	1,506,917

Series 2005 A, RB(f)	0.00%	05/15/2050	5,915	1,089,335

Series 2005 B, RB(f)	0.00%	05/15/2055	2,540	270,480

Series 2008 A, RB(f)	0.00%	05/15/2057	14,970	1,106,353

Series 2008 B, RB(f)	0.00%	05/15/2057	37,695	2,111,681

Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,222,795

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,155,447

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	877,959

Subseries 2022, RN	0.00%	11/01/2043	750	391,010

Subseries 2022, RN	0.00%	11/01/2051	1,417	743,845

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2032	1,840	1,819,489

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	735	729,352

Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2035	645	633,461

Puerto Rico (Commonwealth of) Highway & Transportation Authority; Series 2022 A, RB	5.00%	07/01/2062	1,680	1,663,200

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2027	450	388,679

Series 2018 A-1, RB(f)	0.00%	07/01/2029	1,495	1,182,483

Series 2018 A-1, RB(f)	0.00%	07/01/2033	2,458	1,611,225

Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,305	2,450,747

Series 2018 A-1, RB(f)	0.00%	07/01/2051	10,905	2,372,494

Series 2018 A-1, RB	4.75%	07/01/2053	1,320	1,249,212

Series 2018 A-1, RB	5.00%	07/01/2058	4,310	4,189,664

Series 2019 A-2, RB	4.33%	07/01/2040	1,230	1,167,327

				32,915,673

Rhode Island–0.36%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,139,936

South Carolina–0.34%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,940	2,041,863

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Dakota–0.90%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	$2,040	$2,062,298

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,185	2,193,126

South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,055	1,079,335

				5,334,759

Tennessee–3.48%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,260	1,270,692

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,859,702

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	1,969,924

Knox (County of), TN & Knoxville (City of), TN Sports Authority (Multi-Use Stadium); Series 2023 A, RB	6.00%	12/01/2054	6,000	6,838,004

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	3,089,295

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(g)	5.00%	07/01/2043	1,305	1,330,850

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(g)	5.00%	07/01/2054	940	954,256

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	741,581

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,510	2,606,898

				20,661,202

Texas–14.13%
Austin (City of), TX; Series 2022, RB(g)	5.25%	11/15/2047	1,180	1,246,132

Bay Area Toll Authority (San Francisco Bay Area); Series 2023, VRD RB (LOC - Barclays Bank PLC)(e)(n)(p)	2.40%	06/01/2063	820	820,000

Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	980	1,000,351

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,288,530

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,698,647

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,656,407

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,139,840

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,945,484

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	2,225	2,107,866

Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(d)	4.38%	10/01/2053	1,340	1,313,393

Series 2023, RB (INS - AGM)(d)	4.25%	10/01/2053	1,430	1,372,407

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,295	1,252,835

Harris County Industrial Development Corp. (Energy Transfer L.P.); Series 2023, Ref. RB(b)	4.05%	06/01/2033	1,345	1,339,965

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGM)(d)(g)	5.25%	07/01/2048	1,725	1,826,167

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(g)	4.75%	07/01/2024	565	564,724

Series 2021 A, RB(g)	4.00%	07/01/2041	585	493,950

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(g)	5.00%	07/15/2028	495	494,447

Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,360	1,363,815

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(b)(e)(k)	5.50%	08/15/2024	1,330	1,344,070

Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,732,933

Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,218,771

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,278,771

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(g)	4.63%	10/01/2031	3,085	2,997,026

Montgomery Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	885	863,742

Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	685	661,098

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB(c)	5.00%	07/01/2052	1,500	600,000

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	45,434

Series 2021, RB	2.00%	11/15/2061	1,611	595,080

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	539,565

Series 2016, Ref. RB	5.00%	07/01/2046	800	579,784

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(d)	5.00%	04/01/2046	$520	$508,706

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,440	1,470,011

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,010	733,367

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	436,831

Series 2017, Ref. RB	5.00%	01/01/2047	620	530,651

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	520,753

Series 2018, Ref. RB	5.00%	10/01/2032	1,015	933,724

Series 2020, RB	5.25%	10/01/2055	2,505	1,880,428

North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,065	3,087,623

San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,060	3,378,110

Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	805	790,280

Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,210,753

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,020,445

Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,337,667

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $286,020)(c)(q)	5.75%	02/15/2025	305	167,750

Series 2017 A, RB(c)	6.38%	02/15/2048	1,940	1,067,000

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	77,958

Series 2020, Ref. RB	6.75%	11/15/2051	85	75,075

Series 2020, Ref. RB	6.88%	11/15/2055	85	75,609

Texas (State of) Transportation Commission; Series 2019, RB(f)	0.00%	08/01/2043	3,000	1,124,372

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(f)	0.00%	08/15/2036	3,475	2,003,882

Series 2015 B, Ref. RB(f)	0.00%	08/15/2037	1,175	636,060

Series 2015 C, Ref. RB	5.00%	08/15/2042	2,415	2,423,172

Texas (State of) Water Development Board; Series 2023 A, RB	4.88%	10/15/2048	2,430	2,593,773

Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,430	1,387,649

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,665	2,753,629

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(g)	5.00%	12/31/2055	1,140	1,141,550

Texas Water Development Board; Series 2022, RB(h)	5.00%	10/15/2047	3,345	3,631,701

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,322

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligation	4.00%	02/01/2053	2,475	2,388,934

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(d)	4.00%	02/15/2053	3,360	3,188,591

				83,966,610

Utah–1.62%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	365,002

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	354,762

Salt Lake City (City of), UT;
Series 2021 A, RB(g)	5.00%	07/01/2046	835	862,359

Series 2023 A, RB(g)	5.50%	07/01/2053	2,870	3,098,520

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	3,034,415

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	774,519

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,115	1,132,745

				9,622,322

Virginia–2.91%
Chesapeake (City of), VA Expressway; Series 2012 A, RB	5.00%	07/15/2047	2,540	2,540,453

Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,803,887

Isle of Wight County Economic Development Authority; Series 2023, RB (INS -AGM)(d)	5.25%	07/01/2048	1,305	1,390,901

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	$340	$314,104

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB(c)	5.00%	09/01/2050	325	185,250

Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,140	1,171,099

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(g)	5.00%	01/01/2037	3,120	3,263,255

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(g)	5.00%	12/31/2047	560	573,841

Series 2022, Ref. RB(g)	5.00%	12/31/2057	1,630	1,650,312

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(g)	5.00%	12/31/2049	910	914,394

Series 2017, RB(g)	5.00%	12/31/2056	2,500	2,504,869

				17,312,365

Washington–3.64%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB(f)(k)	0.00%	02/01/2024	5,000	4,973,611

Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,320	1,356,320

Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,435	2,590,250

Tacoma (City of), WA; Series 2023, RB(h)	4.00%	12/01/2047	2,785	2,688,039

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	1,875	2,070,418

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,545,452

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,655	1,694,015

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	435	332,547

Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	360	265,283

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,199	1,103,608

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,000	980,976

				21,600,519

West Virginia–0.45%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	830	899,500

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,778,536

				2,678,036

Wisconsin–4.16%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(d)(f)	0.00%	12/15/2050	6,520	1,819,480

Series 2020 D, RB (INS - AGM)(d)(f)	0.00%	12/15/2060	29,455	4,961,503

Series 2022, RB(e)	5.25%	12/15/2061	1,705	1,656,276

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,800	2,531,161

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,393,160

Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,680	1,375,284

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,416,791

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(c)(e)	6.75%	08/01/2031	915	640,500

Series 2017, RB(e)	6.75%	12/01/2042	2,135	1,951,715

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	415	355,402

Series 2022 A, RB(e)	6.13%	02/01/2050	450	385,376

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	625	592,595

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	650	399,750

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	$1,675	$1,693,374

Series 2018 A, RB	5.35%	12/01/2045	1,675	1,678,354

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	887,165

				24,737,886

Wyoming–0.17%
University of Wyoming; Series 2021 C, RB (INS - AGM)(d)	4.00%	06/01/2044	1,065	1,037,988

Total Municipal Obligations (Cost $913,604,243)				904,546,876

			Shares
Exchange-Traded Funds–0.09%
Invesco Municipal Strategic Income ETF (Cost $512,037)(r)			10,050	499,752

TOTAL INVESTMENTS IN SECURITIES(s)–152.34% (Cost $914,116,280)				905,046,628

FLOATING RATE NOTE OBLIGATIONS–(9.95)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 07/01/2026 to 11/15/2055(t)				(59,140,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(40.86)%				(242,745,480)

OTHER ASSETS LESS LIABILITIES–(1.53)%				(9,051,170)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$594,109,978

Investment Abbreviations:

AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Wts.	– Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $4,102,868, which represented less than 1% of the Trust’s Net Assets.

(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $48,082,394, which represented 8.09% of the Trust’s Net Assets.

(f)	Zero coupon bond issued at a discount.
(g)	Security subject to the alternative minimum tax.
(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $19,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2023.

(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Trust’s Net Assets.
(r)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2023	Dividend Income
Invesco Municipal Strategic Income ETF	$500,445	$-	$-	$(693)	$-	$499,752	$15,306

(s)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.21%

(t)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Trust’s investments with a value of $86,275,683 are held by TOB Trusts and serve as collateral for the $59,140,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$ –	$903,891,382	$655,494	$904,546,876

Exchange-Traded Funds	499,752	–	–	499,752

Total Investments	$499,752	$903,891,382	$655,494	$905,046,628

Invesco Municipal Trust